Premises and Equipment (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Depreciation expense
Depreciation expense	$ 1,810	$ 1,758	$ 1,605